As filed with the Securities and Exchange Commission on April 13, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation

Schedule of Investments (Unaudited)
February 28, 2006
	Shares	Value
Master Limited Partnerships and Related Companies - 150.2%(1)

Crude/Refined Products Pipelines - 88.3%(1)
Buckeye Partners, L.P.	211,391	$9,356,166
Enbridge Energy Partners, L.P.	860,700	38,473,290
Holly Energy Partners, L.P.	49,215	1,974,014
Kinder Morgan Management, LLC(3)	1,803,944	78,886,471
Magellan Midstream Partners, L.P.	923,729	29,088,226
Pacific Energy Partners, L.P.	36,100	1,117,295
Pacific Energy Partners, L.P.(2)	1,584,800	46,054,288
Plains All American Pipeline, L.P.	560,600	25,120,486
Sunoco Logistics Partners, L.P.	848,860	36,382,140
TEPPCO Partners, L.P.	759,473	27,667,601
Valero, L.P.	672,609	34,989,120
		329,109,097

Natural Gas/Natural Gas Liquid Pipelines - 25.8%(1)
DCP Midstream Partners, L.P.	323,250	8,889,375
Enterprise GP Holdings, L.P.	31,300	1,247,305
Enterprise Products Partners, L.P.	2,974,796	72,228,047
Northern Border Partners, L.P.	280,250	13,480,025
		95,844,752

Natural Gas Gathering/Processing - 30.9%(1)
Boardwalk Pipeline Partners, L.P.	753,060	14,654,548
Copano Energy, LLC(2)	531,701	21,198,919
Crosstex Energy, L.P.	292,714	10,830,418
Crosstex Energy, L.P.(2)	977,199	33,986,981
Energy Transfer Partners, L.P.	664,670	23,742,012
Hiland Partners, L.P.	2,200	90,200
Regency Energy Partners, L.P.	471,720	9,462,703
Williams Partners, L.P.	32,335	1,070,288
		115,036,069

Shipping - 2.6%(1)
K-Sea Transportation Partners, L.P.	280,910	9,739,150

Propane Distribution - 2.6%(1)
Inergy, L.P.	319,029	8,722,253
Inergy Holdings, L.P.	28,751	977,534
		9,699,787
Total Master Limited Partnerships and Related Companies (Cost $543,484,770)		559,428,855

	Principal
Promissory Note - 1.7%(1)	Amount
Shipping - 1.7%(1)
E.W. Transportation, LLC - Unregistered, 8.72%, Due 3/31/2009
(Cost $6,519,492)(2)(5)	$6,562,356	6,519,492

Short-Term Investments - 1.8% (1)

Investment Companies - 1.8%(1)	Shares
First American Prime Obligations Money Market Fund - Class Y, 4.20%(4)(6)	3,342,374	3,342,374
First American Treasury Obligations Money Market Fund - Class Y, 4.18%(4)(6)	3,342,374	3,342,374

Total Short-Term Investments (Cost $6,684,748)		6,684,748

Total Investments - 153.7%(1) (Cost $556,689,010)		572,633,095
Auction Rate Senior Notes - (32.2%)(1)		(120,000,000)
Interest Rate Swap Contracts - (0.5%)(1)
$190,000,000 notional - Unrealized Depreciation(7)		(1,694,401)
Liabilities in Excess of Cash and Other Assets - (2.2%)(1)		(8,370,797)
Preferred Shares at Redemption Value - (18.8%)(1)		(70,000,000)

Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$372,567,897

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Fair valued securities represent a total market value of $107,759,680 which represents 28.9% of net assets. These securities are deemed to be restricted; see Note 6 for further disclosure.
(3) Security distributions are paid in kind. Related company of master limited partnership.
(4) All or a portion of the security is segregated as collateral for the unrealized depreciation on interest rate swap contracts.
(5) Security is a variable rate instrument. Interest rate is as of February 28, 2006.
(6)Rate indicated is the 7-day effective yield.
(7) See Note 10 for further disclosure

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Capital Corporation

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer

Date April 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer

Date April 12, 2006

By (Signature and Title)* /s/ Terry C. Matlack
Terry C. Matlack, Chief Financial Officer

Date April 12, 2006